Income Tax - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Taxable income	$ (50,384,176)	$ (37,512,212)	$ (18,021,737)
Provision for income taxes	0
Amounts of operating loss carry forwards	$ 72,137,289	$ 34,716,071	$ 7,969,098
PRC
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Taxable income	$ (40,971,742)	$ (26,111,094)	$ (4,938,688)
Earliest Tax Year
Income Tax Disclosure [Line Items]
Operating loss carry forwards expiration	Dec. 31, 2019
Latest Tax Year
Income Tax Disclosure [Line Items]
Operating loss carry forwards expiration	Dec. 31, 2022
Zai Lab (AUST) Pty., Ltd
Income Tax Disclosure [Line Items]
Statutory income tax rate	30.00%
Taxable income	$ 0	0	0
Provision for income taxes	$ 0	0	0
Zai Lab (Hong Kong) Limited
Income Tax Disclosure [Line Items]
Statutory income tax rate	16.50%
Taxable income	$ 0	0	0
Provision for income taxes	$ 0	$ 0	$ 0
Zai Lab (Shanghai) Co., Ltd
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%
Zai Lab (Suzhou) Co., Ltd
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%
Zai Biopharmaceutical (Suzhou) Co., Ltd
Income Tax Disclosure [Line Items]
Statutory income tax rate	25.00%